Non-Financial Assets	12 Months Ended
Dec. 31, 2020
Non-Financial Assets [Abstract]
Non-Financial Assets
15.	Non-Financial Assets

Non-financial assets as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	147,784	2,694	169,737	32,693
Prepaid expenses		308,017	84,421	216,073	140,730
Others(*1)		750,576	79,814	634,348	72,969

	￦	1,206,377	166,929	1,020,158	246,392

(*1)	Details of others as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gasemissions rights	￦	437,562	—	357,355	—
Other quick assets(*2)		313,014	79,814	276,993	72,969

	￦	750,576	79,814	634,348	72,969

(*2)

The Company recognized an impairment loss of ￦49,201 million as it was determined that there is an objective evidence of impairment related to its rights to equity interest in Orano Expansion for the year ended December 31, 2019.